CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	275,000,000	275,000,000
Common stock, shares issued	48,944,771	38,874,146
Common stock, shares outstanding	48,844,619	38,773,994
Treasury stock, shares	100,152	100,152